INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory allowance			$ 0	$ 0
Inventory write-downs	$ 0	$ 0